Stock Plans and Stock-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2013
Schedule of Stock Option Activity

The following table summarizes stock option activity:

	Shares Subject to Outstanding Options	Weighted- Average Exercise Price of Options	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (In Thousands)
Outstanding as of December 31, 2011	121,983	$35.77	4.58	$3
Vested and expected to vest as of December 31, 2011	121,224	$35.77	4.55	$3

Exercisable as of December 31, 2011	100,526	$39.75	3.87	$2
Options granted	15,094	4.77
Options exercised	(19)	15.90
Options forfeited	(11,139)	14.31
Options expired	(22,159)	33.39

Outstanding as of December 31, 2012	103,760	$34.19	4.43	$0

Vested and expected to vest as of December 31, 2012	103,288	$34.19	4.41	$0

Exercisable as of December 31, 2012	87,849	$38.96	3.84	$0

Options granted (unaudited)	—			$0
Options exercised (unaudited)	(78)	4.77
Options forfeited (unaudited)	(3,404)	10.35
Options expired (unaudited)	(10,669)	31.33

Outstanding as of September 30, 2013 (unaudited)	89,609	35.15	4.01	$0

Vested and expected to vest as of September 30, 2013 (unaudited)	89,305	35.25	4.00	$0

Exercisable as of September 30, 2013 (unaudited)	81,951	37.92	3.62	$0

Summary of Stock Option Outstanding

The following table summarizes information about stock options outstanding as of September 30, 2013 (unaudited):

	Options Outstanding		Options Exercisable
Exercise Price	Number of Shares	Weighted- Average Remaining Contractual Term (Years)	Number of Shares
$4.77	12,265	8.32	5,111
$9.54	943	5.67	943
$15.90	16,582	6.19	16,079
$23.85	642	5.35	642
$30.21	29,612	0.66	29,612
$39.75	24,033	4.67	24,033
$54.86	189	1.68	189
$62.81	1,887	2.13	1,887
$238.50	3,456	2.98	3,456

	89,609	4.01	81,951

The following table summarizes information about stock options outstanding as of December 31, 2012:

	Options Outstanding		Options Exercisable
Exercise Price	Number of Shares	Weighted- Average Remaining Contractual Term (Years)	Number of Shares
$4.77	14,446	8.47	3,355
$9.54	943	6.42	865
$15.90	20,328	6.02	15,622
$23.85	893	6.14	857
$30.21	32,103	1.35	32,103
$39.75	29,218	4.81	29,218
$54.86	189	2.43	189
$62.81	2,138	2.58	2,138
$238.50	3,501	3.70	3,501

	103,759	4.43	87,848

Estimated Weighted Average Grant Date Fair Value

The following table presents the weighted-average assumptions the Company used with the Black-Scholes valuation model to derive the grant date fair value-based measurements of employee and director stock options and the resulting estimated weighted-average grant date fair-value-based measurements per share:

	Year Ended December 31,		Nine Months Ended September 30,
	2012	2011	2013	2012
			(unaudited)
Weighted-average assumptions:
Expected term	6.25 yrs	6.25 yrs	6.25 yrs	6.25 yrs
Expected volatility	100%	100%	101%	103%
Risk-free interest rate	1.01%	1.27%	1.85%	0.96%
Expected dividend yield	0%	0%	0%	0%
Weighted-average grant date fair value-based measurement per share	$3.97	$11.13	$3.97	$3.97

Summary of Stock Based Compensation Expense

Employee and director stock-based compensation expense recorded was as follows (in thousands):

	Year Ended December 31		Nine Months Ended September 30,
	2012	2011	2013	2012
			(unaudited)
Research and development	$26	$380	$16	$20
General and administrative	54	377	33	43

Total	$80	$757	$49	$63